Selected accounting policies	6 Months Ended
Jun. 30, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Selected accounting policies	Selected accounting policies
Alcon's principal accounting policies are set out in Note 3 to the Consolidated Financial Statements in the Form 20-F. The preparation of financial statements requires management to make subjective and complex judgments that affect the reported amounts. Because of the inherent uncertainties, actual outcomes and results may differ from management's assumptions and estimates.
As discussed in Note 3 to the Consolidated Financial Statements in the Form 20-F, Goodwill, the Alcon brand name and acquired In-process research & development projects are reviewed for impairment at least annually and these, as well as all other investments in intangible assets, are reviewed for impairment whenever events or changes in circumstance indicate that the asset's balance sheet carrying amount may not be recoverable. Goodwill and other intangible assets represent a significant amount of total assets on the consolidated balance sheets. Impairment testing may lead to potentially significant impairment charges in the future, which could have a materially adverse impact on Alcon's results of operations and financial condition.
Impact of the coronavirus (“COVID-19”) pandemic
An outbreak of COVID-19 has spread globally and created significant disruption to the macro-economy.  In March 2020, the World Health Organization declared COVID-19 a pandemic. The COVID-19 pandemic has negatively impacted the global economy, disrupted global supply chains and created significant volatility and disruption of financial markets. Most major markets implemented shelter-in-place orders, business shut-downs and the deferral of non-urgent surgeries. This has had, and we believe will continue to have, an adverse effect on our net sales, operating results and cash flow. The extent to which the COVID-19 pandemic and the related economic impact may continue to affect our financial condition or results of operations is uncertain.
We have analyzed the impact of the COVID-19 pandemic on our financial statements for the three and six months ended June 30, 2020. We have assessed various accounting estimates and other matters, including those that require consideration of forecasted financial information, in context of the unknown future impacts of COVID-19 using information reasonably available to us at this time. The accounting estimates and other matters assessed include, but were not limited to, provisions for expected credit losses, goodwill and other intangible assets, financial instruments, inventory provisions, associate benefits, income taxes and revenue recognition. Based on our assessment performed, the resulting provisions recorded were not material to our Condensed Consolidated Interim Financial Statements for the three or six months ended June 30, 2020. However, the inherent uncertainties of COVID-19 including the duration, scope, and severity of the pandemic may result in actual outcomes that differ materially from our current assumptions and estimates.
Amendments to IFRS 3, Business Combinations, effective as of January 1, 2020
Effective January 1, 2020, Alcon adopted the IASB’s amendments to IFRS 3, Business Combinations. The amendments to IFRS 3 clarify the definition of a business, with the objective of assisting entities to determine whether a transaction should be accounted for as a business combination or an asset acquisition. The amendments define a business as an integrated set of activities and assets that is capable of being conducted and managed for the purpose of providing goods or services to customers, generating investment income (such as dividends or interest) or generating other income from ordinary activities.
One of the key changes is the introduction of an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The introduction of the optional concentration test is a fundamental change in the determination of a business combination, applied on a transaction-by-transaction basis. Specifically, when substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar assets, the set is not a business.
If the initial concentration test is not met, or Alcon elects not to apply the concentration test, an assessment focusing on the existence of inputs and processes that have the ability to create outputs is required.
Alcon’s adoption of the amendments to IFRS 3 applies to transactions for which the acquisition date is on or after January 1, 2020. The adoption of this amended standard on January 1, 2020 did not have a significant impact on these Condensed Consolidated Interim Financial Statements. Any future impact will depend on the facts and circumstances of future transactions and if Alcon decides to apply the optional concentration test in the assessment of whether an acquired set of activities and assets is or is not a business.
Alcon has updated the following accounting policy, effective January 1, 2020, as a result of the adoption of the amendments to IFRS 3:
Business combinations
The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary may include:

•	fair values of the assets transferred;

•	liabilities incurred to the former owners of the acquired business;

•	equity interests issued by Alcon Inc.;

•	fair value of an asset or liability resulting from a contingent consideration arrangement; and

•	fair value of any pre-existing equity interest in the subsidiary.
Identifiable assets acquired and liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The excess of the consideration transferred over the fair value of the net identifiable assets acquired is recorded as goodwill, or directly in the income statement if it is a bargain purchase. Alcon primarily uses net present value techniques, utilizing post-tax cash flows and discount rates in calculating the fair value of net identifiable assets acquired when allocating the purchase consideration paid for the acquisition. The estimates in calculating fair values are highly sensitive and depend on assumptions, which include the amount and timing of projected cash flows, long-term sales forecasts, the timing and probability of regulatory and commercial success, and discount rate.
Acquisition related costs are expensed as incurred.
Alcon may elect on a transaction-by-transaction basis to apply the optional concentration test to assess whether a transaction qualifies as a business. Under the test, when substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, Alcon will account for the transaction as an asset purchase and not a business combination.
If the concentration test is not met, or Alcon elects not to apply this optional test, Alcon will perform an assessment focusing on the existence of inputs and processes that have the ability to create outputs to determine whether the transaction is an asset purchase or a business combination.
There are no other IFRS standards or interpretations not yet effective that would be expected to have a material impact on Alcon.